Income tax - Current and deferred portion of income tax (Details) ¥ in Thousands, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018 HKD ($) company	Dec. 31, 2018 USD ($) company	Dec. 31, 2018 CNY (¥) company	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Income tax
Statutory income tax rate (as a percent)		21.00%	21.00%	21.00%
Number of Companies' subsidiaries | company		10	10	10
Taxable profit threshold			$ 780,290	¥ 5,364,883	¥ 4,345,584	¥ 3,442,869
Current and deferred portion of income tax expenses
Current tax expenses | ¥				1,068,214	675,396	762,540
Deferred tax			(20,228)	(139,081)	(29,035)	(30,553)
Total			$ 135,137	¥ 929,133	¥ 646,361	¥ 731,987
Minimum
Income tax
State income tax rate (as a percent)		5.00%	5.00%	5.00%
Maximum
Income tax
State income tax rate (as a percent)		9.90%	9.90%	9.90%
Catalog of Encouraged Industries in Western Region
Income tax
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
HNTEs
Income tax
Preferential tax rate (as a percent)		15.00%	15.00%	15.00%
HNTEs | Shanghai Zhongtongji Network Technology Co. Ltd
Income tax
Preferential tax rate (as a percent)	15.00%	15.00%	15.00%	15.00%	15.00%
Hong Kong
Income tax
Statutory tax rate in the foreign (as a percent)		16.50%	16.50%	16.50%
Taxable profit threshold | $		$ 2
Hong Kong | Maximum
Income tax
Statutory tax rate in the foreign (as a percent)		8.25%	8.25%	8.25%
PRC
Income tax
Statutory income tax rate (as a percent)		25.00%	25.00%	25.00%	25.00%	25.00%